Securities	3 Months Ended
Mar. 31, 2011
Securities [Abstract]
SECURITIES
NOTE 11 — SECURITIES
Securities are classified as AFS, held-to-maturity (“HTM”) or trading. For additional information regarding AFS and HTM securities, see Note 12 on pages 214–218 of JPMorgan Chase’s 2010 Annual Report. Trading securities are discussed in Note 3 on pages 94–105 of this Form 10-Q.
Securities gains and losses
The following table presents realized gains and losses and credit losses that were recognized in income from AFS securities.

	Three months ended March 31,
(in millions)	2011	2010

Realized gains	$152	$752
Realized losses	(20)	(42)

Net realized gains(a)	132	710
Credit losses included in securities gains(b)	(30)	(100)

Net securities gains	$102	$610

(a)	Proceeds from securities sold were within approximately 2% of amortized cost.

(b)	Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three months ended March 31, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the three months ended March 31, 2010.
The amortized costs and estimated fair values of AFS and HTM securities were as follows for the dates indicated.

	March 31, 2011					December 31, 2010
		Gross	Gross				Gross	Gross
	Amortized	unrealized	unrealized		Fair	Amortized	unrealized	unrealized		Fair
(in millions)	cost	gains	losses		value	cost	gains	losses		value

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$119,503	$2,762	$411		$121,854	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,360	75	173	(d)	2,262	2,173	81	250	(d)	2,004
Non-U.S.	52,946	372	341		52,977	47,089	290	409		46,970
Commercial	4,584	417	18		4,983	5,169	502	17		5,654

Total mortgage-backed securities	179,393	3,626	943		182,076	171,795	4,032	973		174,854
U.S. Treasury and government agencies(a)	7,002	88	35		7,055	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,688	164	414		11,438	11,732	165	338		11,559
Certificates of deposit	3,486	3	—		3,489	3,648	1	2		3,647
Non-U.S. government debt securities	33,194	164	108		33,250	20,614	191	28		20,777
Corporate debt securities(b)	63,455	446	361		63,540	61,718	495	419		61,794
Asset-backed securities:
Credit card receivables	6,085	331	—		6,416	7,278	335	5		7,608
Collateralized loan obligations	14,459	581	172		14,868	13,336	472	210		13,598
Other	9,286	135	14		9,407	8,968	130	16		9,082

Total available-for-sale debt securities	328,048	5,538	2,047	(d)	331,539	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,071	174	—		3,245	1,894	163	6		2,051

Total available-for-sale securities	$331,119	$5,712	$2,047	(d)	$334,784	$312,241	$6,102	$2,025	(d)	$316,318

Total held-to-maturity securities(c)	$16	$1	$—		$17	$18	$2	$—		$20

(a)	Includes total U.S. government-sponsored enterprise obligations with fair values of $91.7 billion and $94.2 billion at March 31, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)	Includes a total of $106 million and $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at March 31, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in accumulated other comprehensive income/(loss) (“AOCI”).
Securities impairment
The following tables present the fair value and gross unrealized losses for AFS securities by aging category at March 31, 2011, and December 31, 2010.

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
March 31, 2011 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$17,342	$408	$169	$3	$17,511	$411
Residential:
Prime and Alt-A	—	—	1,196	173	1,196	173
Non-U.S.	29,713	259	3,361	82	33,074	341
Commercial	499	18	—	—	499	18

Total mortgage-backed securities	47,554	685	4,726	258	52,280	943
U.S. Treasury and government agencies	715	35	—	—	715	35
Obligations of U.S. states and municipalities	7,198	406	18	8	7,216	414
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	11,506	108	—	—	11,506	108
Corporate debt securities	20,103	360	99	1	20,202	361
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	824	5	5,610	167	6,434	172
Other	2,268	8	117	6	2,385	14

Total available-for-sale debt securities	90,168	1,607	10,570	440	100,738	2,047
Available-for-sale equity securities	—	—	—	—	—	—

Total securities with gross unrealized losses	$90,168	$1,607	$10,570	$440	$100,738	$2,047

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
December 31, 2010 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17

Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16

Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6

Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Other-than-temporary impairment (“OTTI”)
The following table presents credit losses that are included in the securities gains and losses table above.

	Three months ended
	March 31,
(in millions)	2011	2010

Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)

Credit losses recognized in income(b)	$(30)	$(100)

(a)	For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)	Represents the credit loss component of certain prime mortgage-backed securities and obligations of U.S. states and municipalities that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.
Changes in the credit loss component of credit-impaired debt securities
The following table presents a rollforward for the three months ended March 31, 2011 and 2010, of the credit loss component of OTTI losses that have been recognized in income, related to debt securities that the Firm does not intend to sell.

	Three months ended March 31,
(in millions)	2011	2010

Balance, beginning of period	$632	$578
Additions:
Newly credit-impaired securities	4	—
Increase in losses on previously credit-impaired securities	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	26	6
Reductions:
Sales of credit-impaired securities	—	(3)
Impact of new accounting guidance related to VIEs	—	(15)

Balance, end of period	$662	$660

Gross unrealized losses
Gross unrealized losses have generally increased since December 31, 2010. As of March 31, 2011, the Firm does not intend to sell the securities with a loss position in AOCI, and it is not likely that the Firm will be required to sell these securities before recovery of their amortized cost basis. Except for the securities reported in the table above for which credit losses have been recognized in income, the Firm believes that the securities with an unrealized loss in AOCI are not other-than-temporarily impaired as of March 31, 2011.
Following is a description of the Firm’s principal security investments with the most significant unrealized losses that have been existing for 12 months or more as of March 31, 2011, and the key assumptions used in the Firm’s estimate of the present value of the cash flows most likely to be collected from these investments.
Mortgage-backed securities — Prime and Alt-A nonagency
As of March 31, 2011, gross unrealized losses related to prime and Alt-A residential mortgage-backed securities issued by private issuers were $173 million, all of which related to securities that have been in an unrealized loss position for 12 months or more. Approximately 57% of the total portfolio (by amortized cost) are currently rated below investment- grade; the Firm has recorded OTTI losses on 67% of the below investment-grade positions. In analyzing prime and Alt-A residential mortgage-backed securities for potential credit losses, the Firm utilizes a methodology that focuses on loan-level detail to estimate future cash flows, which are then allocated to the various tranches of the securities. The loan-level analysis primarily considers current home value, loan-to-value (“LTV”) ratio, loan type and geographical location of the underlying property to forecast prepayment, home price, default rate and loss severity. The forecasted weighted average underlying default rate on the positions was 24% and the related weighted average loss severity was 49%. Based on this analysis, an OTTI loss of $30 million was recognized for the three months ended March 31, 2011, on certain securities related to higher default rate assumptions, partially offset by lower loss severities. Overall unrealized losses have decreased since December 31, 2010, as a result of the recovery in security prices due to increased demand for higher-yielding asset classes and a deceleration in the pace of home price declines due in part to the U.S. government programs to facilitate financing and to spur home purchases. The unrealized loss of $173 million is considered temporary, based on management’s assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm’s investment. The credit enhancements associated with the below investment-grade and investment-grade positions are 9% and 43%, respectively.
Asset-backed securities — Collateralized loan obligations
As of March 31, 2011, gross unrealized losses related to CLOs were $172 million, of which $167 million related to securities that were in an unrealized loss position for 12 months or more. Overall losses have decreased since December 31, 2010, mainly as a result of lower default forecasts and spread tightening across various asset classes. Substantially all of these securities are rated “AAA,” “AA” and “A” and have an average credit enhancement of 30%. Credit enhancement in CLOs is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held in an issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. The key assumptions considered in analyzing potential credit losses were underlying loan and debt security defaults and loss severity. Based on current default trends, the Firm assumed collateral default rates of 2.1% for the first quarter 2011, and 5% thereafter. Further, loss severities were assumed to be 48% for loans and 82% for debt securities. Losses on collateral were estimated to occur approximately 18 months after default.
Contractual maturities and yields
The following table presents the amortized cost and estimated fair value at March 31, 2011, of JPMorgan Chase’s AFS and HTM securities by contractual maturity.

	March 31, 2011
			Due after five
By remaining maturity	Due in one	Due after one year	years through 10	Due after
(in millions)	year or less	through five years	years	10 years(c)	Total

Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$—	$353	$3,196	$175,844	$179,393
Fair value	—	375	3,217	178,484	182,076
Average yield(b)	—%	4.77%	2.28%	3.73%	3.71%
U.S. Treasury and government agencies(a)
Amortized cost	$2,908	$3,843	$—	$251	$7,002
Fair value	2,925	3,906	—	224	7,055
Average yield(b)	1.61%	2.32%	—%	3.86%	2.08%
Obligations of U.S. states and municipalities
Amortized cost	$22	$159	$337	$11,170	$11,688
Fair value	22	166	355	10,895	11,438
Average yield(b)	1.07%	3.11%	4.68%	4.88%	4.84%
Certificates of deposit
Amortized cost	$3,390	$96	$—	$—	$3,486
Fair value	3,393	96	—	—	3,489
Average yield(b)	3.34%	0.93%	—%	—%	3.28%
Non-U.S. government debt securities
Amortized cost	$7,892	$22,281	$2,872	$149	$33,194
Fair value	7,927	22,319	2,855	149	33,250
Average yield(b)	1.76%	2.11%	2.54%	7.73%	2.09%
Corporate debt securities
Amortized cost	$17,255	$40,548	$5,651	$1	$63,455
Fair value	17,359	40,501	5,679	1	63,540
Average yield(b)	1.93%	2.21%	4.88%	1.00%	2.37%
Asset-backed securities
Amortized cost	$41	$3,301	$13,704	$12,784	$29,830
Fair value	41	3,412	14,246	12,992	30,691
Average yield(b)	8.75%	3.21%	2.40%	2.15%	2.39%

Total available-for-sale debt securities
Amortized cost	$31,508	$70,581	$25,760	$200,199	$328,048
Fair value	31,667	70,775	26,352	202,745	331,539
Average yield(b)	2.01%	2.25%	2.97%	3.70%	3.17%

Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,071	$3,071
Fair value	—	—	—	3,245	3,245
Average yield(b)	—%	—%	—%	0.17%	0.17%

Total available-for-sale securities
Amortized cost	$31,508	$70,581	$25,760	$203,270	$331,119
Fair value	31,667	70,775	26,352	205,990	334,784
Average yield(b)	2.01%	2.25%	2.97%	3.64%	3.14%

Total held-to-maturity securities
Amortized cost	$—	$7	$8	$1	$16
Fair value	—	7	9	1	17
Average yield(b)	—%	6.97%	6.82%	6.47%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at March 31, 2011.

(b)	The average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable equivalent amounts are used where applicable.

(c)	Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.